Derivative Financial Instruments and Fair Value Measurements (Details Narrative) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrant outstanding	12,000
Convertible debt	$ 429,000
Share price	$ 0.06	$ 0.97